Share Option Plans - Summary of Share Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	3,605,152	3,711,785	4,124,472
Number of options, Cancelled	(1,114,879)	(106,633)	(425,187)
Number of options, Adjustment			12,500
Number of options, Outstanding at end of year	2,490,273	3,605,152	3,711,785
Number of options, Exercisable at end of year	2,323,823	2,934,952	2,439,744
Weighted average exercise price, Exercisable at end of year	20
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Outstanding at beginning of year	26	22	22
Weighted average exercise price, Cancelled	26	18	28
Weighted average exercise price, Adjustment			26
Weighted average exercise price, Outstanding at end of year	20	26	22
Weighted average exercise price, Exercisable at end of year	20	24	27